Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001398078
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 29, 2012
Prospectus Date	rr_ProspectusDate	Jan. 27, 2012